FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 453	SFr 455
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	6	0
Settlements, liabilities	(34)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	23	32
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	51	(21)
Foreign currency translation impact, liabilities	(25)	(13)
Balance at end of period, liabilities	474	453
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30	46
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(15)
Purchases, liabilities	2	102
Sales, liabilities	(31)	(103)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	0
Balance at end of period, liabilities	1	30
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,589	3,226
Transfers in, liabilities	743	768
Transfers out, liabilities	(723)	(641)
Purchases, liabilities	874	127
Sales, liabilities	(891)	(107)
Issuances, liabilities	2,079	2,573
Settlements, liabilities	(2,478)	(1,527)
Gain (loss) on transfers in/out included in trading revenues, liabilities	108	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	626	(839)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(73)	19
Balance at end of period, liabilities	3,854	3,589
Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25	2
Transfers in, liabilities		30
Transfers out, liabilities		(24)
Purchases, liabilities		39
Sales, liabilities		(23)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		1
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		25
Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	37	55
Transfers in, liabilities	11	19
Transfers out, liabilities	(1)	(5)
Purchases, liabilities	859	87
Sales, liabilities	(849)	(80)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(2)	(33)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(2)	0
Balance at end of period, liabilities	53	37
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,527	3,169
Transfers in, liabilities	723	719
Transfers out, liabilities	(714)	(612)
Purchases, liabilities	1	1
Sales, liabilities	(4)	(4)
Issuances, liabilities	2,079	2,573
Settlements, liabilities	(2,478)	(1,527)
Gain (loss) on transfers in/out included in trading revenues, liabilities	108	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	631	(807)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(72)	19
Balance at end of period, liabilities	3,801	3,527
Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	189	317
Transfers in, liabilities	21	25
Transfers out, liabilities	(10)	(11)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	28	156
Settlements, liabilities	(60)	(145)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	16
Gain (loss) on all other activity included in trading revenues, liabilities	3	(171)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(2)	2
Balance at end of period, liabilities	167	189
Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	160	100
Transfers in, liabilities	45	19
Transfers out, liabilities	(26)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	8	55
Settlements, liabilities	(58)	(29)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(20)	15
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	1
Balance at end of period, liabilities	98	160
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,500	1,301
Transfers in, liabilities	344	429
Transfers out, liabilities	(405)	(364)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	692	1,306
Settlements, liabilities	(761)	(548)
Gain (loss) on transfers in/out included in trading revenues, liabilities	92	(36)
Gain (loss) on all other activity included in trading revenues, liabilities	500	(592)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(41)	4
Balance at end of period, liabilities	1,921	1,500
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,140	898
Transfers in, liabilities	314	247
Transfers out, liabilities	(273)	(235)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,101	806
Settlements, liabilities	(1,327)	(572)
Gain (loss) on transfers in/out included in trading revenues, liabilities	28	16
Gain (loss) on all other activity included in trading revenues, liabilities	249	(30)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(21)	10
Balance at end of period, liabilities	1,211	1,140
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	784	845
Transfers in, liabilities	187	335
Transfers out, liabilities	(494)	(242)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,477	1,090
Settlements, liabilities	(1,151)	(1,133)
Gain (loss) on transfers in/out included in trading revenues, liabilities	30	3
Gain (loss) on all other activity included in trading revenues, liabilities	191	(117)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(27)	7
Balance at end of period, liabilities	997	784
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,665	12,501
Transfers in, liabilities	2,707	2,988
Transfers out, liabilities	(4,521)	(3,108)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	6,079	5,628
Settlements, liabilities	(5,668)	(3,656)
Gain (loss) on transfers in/out included in trading revenues, liabilities	149	(25)
Gain (loss) on all other activity included in trading revenues, liabilities	1,301	(1,368)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	13	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	175	(417)
Foreign currency translation impact, liabilities	(290)	124
Balance at end of period, liabilities	12,610	12,665
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	528	149
Transfers in, liabilities	406	452
Transfers out, liabilities	(479)	(296)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,024	745
Settlements, liabilities	(630)	(501)
Gain (loss) on transfers in/out included in trading revenues, liabilities	42	(10)
Gain (loss) on all other activity included in trading revenues, liabilities	20	(14)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	2	0
Foreign currency translation impact, liabilities	(22)	3
Balance at end of period, liabilities	891	528
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,800	12,259
Transfers in, liabilities	2,286	2,368
Transfers out, liabilities	(3,708)	(2,800)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,546	4,761
Settlements, liabilities	(4,744)	(3,115)
Gain (loss) on transfers in/out included in trading revenues, liabilities	94	(17)
Gain (loss) on all other activity included in trading revenues, liabilities	1,256	(1,355)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	13	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	173	(417)
Foreign currency translation impact, liabilities	(258)	118
Balance at end of period, liabilities	11,458	11,800
Long-term debt | Long-term debt - of which high-trigger instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	(1)
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	5	6
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,341	1,478
Transfers in, liabilities	51	117
Transfers out, liabilities	(80)	(29)
Purchases, liabilities	80	45
Sales, liabilities	(131)	(128)
Issuances, liabilities	114	20
Settlements, liabilities	(383)	(420)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	70	97
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	351	161
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(24)	7
Balance at end of period, liabilities	1,385	1,341
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,862	18,551
Transfers in, liabilities	3,688	4,208
Transfers out, liabilities	(5,818)	(4,035)
Purchases, liabilities	956	274
Sales, liabilities	(1,053)	(338)
Issuances, liabilities	9,755	9,311
Settlements, liabilities	(9,714)	(6,736)
Gain (loss) on transfers in/out included in trading revenues, liabilities	283	(36)
Gain (loss) on all other activity included in trading revenues, liabilities	2,211	(2,195)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	351	154
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	13	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	226	(438)
Foreign currency translation impact, liabilities	(439)	144
Balance at end of period, liabilities	SFr 19,321	SFr 18,862